The fair value of stock options granted was estimated on the date of grant using the Black-Scholes model with the following data and assumptions: (Details)				12 Months Ended
	Oct. 07, 2022	Oct. 15, 2021	Feb. 09, 2021	Dec. 31, 2022	Dec. 31, 2021
Share capital and reserves
Annualized volatility	100.00%	100.00%	100.00%	100.00%	100.00%
Risk-free interest rate	3.66%	1.50%	0.58%
Expected life				5 years	5 years
Bottom of range [member]
Share capital and reserves
Risk-free interest rate				1.44%	0.36%
Top of range [member]
Share capital and reserves
Risk-free interest rate				3.32%	1.19%